Form 13F
Form 13F Cover Page

Report for the Calendar Year or Quarter
Ended:  September 30, 2011
Check here if Amendment [ ]; Amendment
Number:
This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name: Corbyn Investment Management, Inc.
Address: Suite 108 2330 W. Joppa Rd.
Lutherville, MD 21093
13F File Number: 28-4242

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name: Karla K. Moore
Title: Corporate Secretary, CCO
Phone: 410-832-5500
Signature, Place and Date of Signing:
Karla K. Moore Lutherville, MD 10/13/11



Report Type (Check only one):
[X] 13F Holdings Report.

[ ] 13F Notice.

[ ] 13F Combination Report.

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange
Act of 1934.


Form 13F Summary Page

Report Summary:

Number of Other Included Managers:
0
Form 13F Information Table Entry Total:
62
Form 13F Information Table Value Total:
$587,555
List of Other Included Managers:
NONE


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                                                                                                       Voting Authority

                                                           Value      Shares/    Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000)    Prn Amt    Prn Call Dscretn   Managers     Sole
------------------------------ ---------------- --------- -------- ------------- --- ---- ------- ------------ --------
American National Bankshares I COM              027745108     1721         95622 SH       Defined                 95622
Assurant, Inc. (AIZ)           COM              04621x108    25207        704103 SH       Defined                704103
BCSB Bancorp. (BCSB)           COM              055367106     1628        138524 SH       Defined                138524
CA, Inc.  (CA)                 COM              12673p105    28698       1478504 SH       Defined               1478504
Cardinal Financial Corp. (CFNL COM              14149f109     4229        490565 SH       Defined                490565
Chevron Corporation (CVX)      COM              166764100      204          2205 SH       Defined                  2205
Chicopee Bancorp Inc.  (CBNK)  COM              168565109      866         64639 SH       Defined                 64639
Cisco Systems Inc. (CSCO)      COM              17275r102    29533       1905384 SH       Defined               1905384
ConocoPhillips (COP)           COM              20825c104      710         11205 SH       Defined                 11205
EMCOR Group Inc. (EME)         COM              29084q100    12480        613853 SH       Defined                613853
EOG Resources Inc. (EOG)       COM              26875p101     7575        106670 SH       Defined                106670
ESSA Bancorp Inc. (ESSA)       COM              29667d104     1218        115867 SH       Defined                115867
Emerson Electric (EMR)         COM              291011104     1430         34608 SH       Defined                 34608
Energen Corporation (EGN)      COM              29265n108     9729        237922 SH       Defined                237922
FTI Consulting (FCN)           COM              302941109    34477        936620 SH       Defined                936620
First Connecticut Bancorp  (FB COM              319850103      538         47542 SH       Defined                 47542
First Potomac Realty Trust (FP COM              33610f109      146         11670 SH       Defined                 11670
GSI Group Inc. (GSIG)          COM              36191c205     3405        443421 SH       Defined                443421
Global Indemnity Plc  (GBLI)   COM              g39319101    11802        690991 SH       Defined                690991
Harmonic Inc. (HLIT)           COM              413160102    18912       4439402 SH       Defined               4439402
Heritage Financial Group Inc.  COM              42726x102      552         53165 SH       Defined                 53165
MasTec, Inc. (MTZ)             COM              576323109     9829        558173 SH       Defined                558173
Michael Baker Corp. (BKR)      COM              057149106    17026        890012 SH       Defined                890012
Middleburg Financial Corp. (MB COM              596094102      643         42897 SH       Defined                 42897
NCI, Inc. (NCIT)               COM              62886k104      761         63772 SH       Defined                 63772
NGP Capital Resources (NGPC)   COM              62912R107     3455        528285 SH       Defined                528285
NTELOS Holdings Corp.  (NTLS)  COM              67020q107    10314        581714 SH       Defined                581714
ON Semiconductor Corp. (ONNN)  COM              682189105    15695       2185910 SH       Defined               2185910
OceanFirst Financial (OCFC)    COM              675234108      821         70394 SH       Defined                 70394
OmniAmerican Bancorp Inc.  (OA COM              68216r107     1891        138510 SH       Defined                138510
PPL Corporation (PPL)          COM              69351t106    27290        956205 SH       Defined                956205
PartnerRe Ltd. (PRE)           COM              G6852T105    31527        603152 SH       Defined                603152
Pentair Inc. (PNR)             COM              709631105      640         20000 SH       Defined                 20000
Prestige Brands Holdings (PBH) COM              74112d101    11124       1229127 SH       Defined               1229127
Republic Services (RSG)        COM              760759100    25040        892382 SH       Defined                892382
Rosetta Resources, Inc. (ROSE) COM              777779307    15848        463046 SH       Defined                463046
Rudolph Technologies (RTEC)    COM              781270103      228         34093 SH       Defined                 34093
Rush Enterprises Inc. Cl A (RU COM              781846209     6361        449239 SH       Defined                449239
Rush Enterprises Inc. Cl B (RU COM              781846308     3452        295798 SH       Defined                295798
Shore Bancshares Inc. (SHBI)   COM              825107105      430         98521 SH       Defined                 98521
Solutia Inc.  (SOA)            COM              834376501     3735        290690 SH       Defined                290690
Southern National Bancorp of V COM              843395104     4216        673520 SH       Defined                673520
Suncor Energy Inc. (SU)        COM              867224107     8917        350530 SH       Defined                350530
TNS, Inc.  (TNS)               COM              872960109     6961        370257 SH       Defined                370257
Tekelec (TKLC)                 COM              879101103     5139        850750 SH       Defined                850750
Urstadt Biddle Properties Cl A COM              917286205      439         27500 SH       Defined                 27500
W. R. Berkley Corp. (WRB)      COM              084423102    10863        365880 SH       Defined                365880
Westfield Financial Inc. (WFD) COM              96008p104      938        142322 SH       Defined                142322
j2 Global Communications (JCOM COM              46626e205    25779        958323 SH       Defined                958323
Advanced Micro Devices         CONV             007903AN7     6254       6192000 PRN      Defined               6192000
Alcatel-Lucent USA Inc.        CONV             549463AH0    37744      40859000 PRN      Defined              40859000
Electronic Data Systems        CONV             285661AF1      247        247000 PRN      Defined                247000
Euronet Worldwide Inc.         CONV             298736AF6    15202      15356000 PRN      Defined              15356000
GMX Resources Inc.             CONV             38011MAB4     3337       4120000 PRN      Defined               4120000
GMX Resources Inc.             CONV             38011MAJ7      239        375000 PRN      Defined                375000
Greenbrier Cos Inc.            CONV             393657AD3     5368       5780000 PRN      Defined               5780000
Hologic Inc.                   CONV             436440AA9    24608      26284000 PRN      Defined              26284000
Level 3 Communications         CONV             52729NBK5    11937      12103000 PRN      Defined              12103000
Live Nation Inc.               CONV             538034AB5    14140      15755000 PRN      Defined              15755000
Sandisk Corp.                  CONV             80004CAC5     1238       1280000 PRN      Defined               1280000
School Specialty Inc.          CONV             807863AL9     3453       3462000 PRN      Defined               3462000
School Specialty Inc.          CONV             807863AM7    19367      21282000 PRN      Defined              21282000
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